UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                     WHG LARGECAP
                                                                      VALUE FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 96.4%

                                                        SHARES         VALUE
                                                     -----------   ------------
CONSUMER DISCRETIONARY - 8.2%
   Comcast, Cl A .................................       227,700   $  3,604,491
   DIRECTV * .....................................        78,000      2,367,300
   eBay * ........................................       105,800      2,435,516
   Gap ...........................................       185,300      3,535,524
   Nike, Cl B ....................................        30,500      1,944,375
   Walt Disney ...................................        82,300      2,431,965
                                                                   ------------
                                                                     16,319,171
                                                                   ------------
CONSUMER STAPLES - 4.4%
   CVS/Caremark ..................................        73,200      2,369,484
   Philip Morris International ...................        84,700      3,854,697
   Sysco .........................................        87,800      2,457,522
                                                                   ------------
                                                                      8,681,703
                                                                   ------------
ENERGY - 15.5%
   Anadarko Petroleum ............................        79,000      5,038,620
   Apache ........................................        47,100      4,652,067
   Chevron .......................................        79,500      5,733,540
   Devon Energy ..................................        36,100      2,415,451
   EQT ...........................................        53,700      2,363,874
   Exxon Mobil ...................................        89,400      5,760,042
   Occidental Petroleum ..........................        62,000      4,857,080
                                                                   ------------
                                                                     30,820,674
                                                                   ------------
FINANCIAL SERVICES - 19.9%
   ACE ...........................................        84,200      4,148,534
   Ameriprise Financial ..........................        60,100      2,298,224
   Bank of America ...............................       314,600      4,775,628
   BlackRock .....................................         8,900      1,902,998
   Franklin Resources ............................        38,900      3,852,267
   JPMorgan Chase ................................       148,000      5,763,120
   Mastercard, Cl A ..............................         8,200      2,049,180
   MetLife .......................................       134,200      4,739,944
   Travelers .....................................        96,100      4,869,387

THE ADVISORS' INNER CIRCLE FUND                                     WHG LARGECAP
                                                                      VALUE FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   ------------
FINANCIAL SERVICES - CONTINUED
   Wells Fargo ...................................       183,700   $  5,222,591
                                                                   ------------
                                                                     39,621,873
                                                                   ------------
HEALTH CARE - 10.7%
   Becton Dickinson ..............................        33,000      2,487,210
   Bristol-Myers Squibb ..........................        99,100      2,414,076
   Covidien ......................................        47,700      2,411,712
   Johnson & Johnson .............................        62,800      3,947,608
   Merck .........................................        67,300      2,569,514
   Pfizer ........................................       295,200      5,508,432
   Teva Pharmaceutical Industries ADR ............        34,500      1,956,840
                                                                   ------------
                                                                     21,295,392
                                                                   ------------
MATERIALS & PROCESSING - 3.5%
   EI Du Pont de Nemours .........................       118,600      3,867,546
   Nucor .........................................        57,700      2,354,160
   Praxair .......................................         9,400        708,008
                                                                   ------------
                                                                      6,929,714
                                                                   ------------
PRODUCER DURABLES - 14.3%
   Boeing ........................................        41,200      2,496,720
   Cummins .......................................        53,500      2,416,060
   Deere .........................................        95,700      4,780,215
   FedEx .........................................        29,900      2,342,665
   General Electric ..............................       299,400      4,814,352
   Honeywell International .......................       128,500      4,965,240
   ITT ...........................................        47,000      2,270,570
   Raytheon ......................................        38,800      2,034,284
   Union Pacific .................................        38,400      2,323,200
                                                                   ------------
                                                                     28,443,306
                                                                   ------------
TECHNOLOGY - 13.3%
   CA ............................................       109,400      2,411,176
   Cisco Systems * ...............................       215,200      4,835,544
   Corning .......................................       257,600      4,657,408
   EMC * .........................................       143,500      2,392,145
   Intel .........................................       127,200      2,467,680

THE ADVISORS' INNER CIRCLE FUND                                     WHG LARGECAP
                                                                      VALUE FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   ------------
TECHNOLOGY - CONTINUED
   International Business Machines ...............        18,900   $  2,313,171
   Microsoft .....................................       174,900      4,928,682
   Oracle ........................................       100,700      2,322,142
                                                                   ------------
                                                                     26,327,948
                                                                   ------------
UTILITIES - 6.6%
   AT&T ..........................................       228,000      5,782,080
   Dominion Resources ............................        65,000      2,434,900
   FPL Group .....................................        51,300      2,501,388
   PG&E ..........................................        57,400      2,424,576
                                                                   ------------
                                                                     13,142,944
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $176,159,674) ........................                  191,582,725
                                                                   ------------
SHORT-TERM INVESTMENT - 6.1%
   SEI Daily Income Trust, Government Money
      Market Fund, Cl A, 0.040% (A)
      (Cost $12,059,004) .........................    12,059,004     12,059,004
                                                                   ------------
   TOTAL INVESTMENTS - 102.5%
      (Cost $188,218,678) + ......................                 $203,641,729
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $198,713,317.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

ADR - AMERICAN DEPOSITARY RECEIPT

CL - CLASS

+ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $188,218,678, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $20,341,464 AND $(4,918,413), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

AS OF JANUARY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1, IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

WHG-QH-007-0700

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 96.0%

                                                        SHARES         VALUE
                                                     -----------   ------------
CONSUMER DISCRETIONARY - 8.2%
   BJ's Wholesale Club * .........................       110,700   $  3,740,553
   BorgWarner ....................................       114,200      4,007,278
   Brink's Home Security Holdings * ..............        46,800      1,918,800
   Gentex ........................................       208,400      3,995,028
   Tupperware Brands .............................        37,500      1,592,250
                                                                   ------------
                                                                     15,253,909
                                                                   ------------
CONSUMER STAPLES - 9.4%
   Alberto-Culver, Cl B ..........................       132,900      3,773,031
   Dr. Pepper Snapple Group ......................       131,600      3,640,056
   JM Smucker ....................................        62,200      3,736,354
   Mead Johnson Nutrition, Cl A ..................        81,600      3,690,768
   Molson Coors Brewing, Cl B ....................        62,300      2,616,600
                                                                   ------------
                                                                     17,456,809
                                                                   ------------
ENERGY - 6.8%
   Cabot Oil & Gas ...............................        86,700      3,318,009
   Magellan Midstream Partners LP (A) ............        66,700      2,801,400
   Plains All American Pipeline LP (A) ...........        53,800      2,856,242
   Plains Exploration & Production * .............       110,900      3,698,515
                                                                   ------------
                                                                     12,674,166
                                                                   ------------
FINANCIAL SERVICES - 18.6%
   Axis Capital Holdings .........................       108,200      3,116,160
   Commerce Bancshares ...........................        95,235      3,769,401
   Eaton Vance ...................................       118,700      3,419,747
   Everest Re Group ..............................        45,200      3,875,448
   HCC Insurance Holdings ........................       136,500      3,699,150
   Hudson City Bancorp ...........................       266,700      3,539,109
   Lazard, Cl A (A) ..............................        93,000      3,584,220
   People's United Financial .....................       213,200      3,447,444
   Safety Insurance Group ........................        50,900      1,781,500
   Transatlantic Holdings ........................        33,000      1,639,770

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   ------------
FINANCIAL SERVICES - CONTINUED
   Willis Group Holdings .........................        99,687   $  2,614,790
                                                                   ------------
                                                                     34,486,739
                                                                   ------------
HEALTH CARE - 10.5%
   Cephalon * ....................................        28,900      1,844,976
   Conmed * ......................................        82,800      1,781,028
   DENTSPLY International ........................       108,300      3,631,299
   Laboratory Corp of America Holdings * .........        50,800      3,611,880
   Natus Medical * ...............................        65,462        888,319
   Talecris Biotherapeutics Holdings * ...........       173,100      4,050,540
   Universal Health Services, Cl B ...............       123,700      3,607,092
                                                                   ------------
                                                                     19,415,134
                                                                   ------------
MATERIALS & PROCESSING - 10.4%
   Airgas ........................................        88,200      3,727,332
   Albemarle .....................................        99,700      3,561,284
   Allegheny Technologies ........................        19,700        804,745
   Aptargroup ....................................        94,000      3,335,120
   Cliffs Natural Resources ......................        93,100      3,719,345
   Eastman Chemical ..............................        64,100      3,623,573
   Packaging Corp of America .....................        24,900        548,796
                                                                   ------------
                                                                     19,320,195
                                                                   ------------
PRODUCER DURABLES - 11.4%
   AGCO * ........................................       122,800      3,795,748
   Alexander & Baldwin ...........................       116,800      3,731,760
   Alliant Techsystems * .........................        40,000      3,158,800
   Gardner Denver ................................        47,700      1,900,845
   Manpower ......................................        19,800      1,025,442
   Navistar International * ......................       102,700      3,798,873
   URS * .........................................        81,646      3,664,273
                                                                   ------------
                                                                     21,075,741
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS - 1.9%
   Equity Lifestyle Properties ...................        37,200      1,797,504
   Healthcare Realty Trust .......................        77,200      1,618,884
                                                                   ------------
                                                                      3,416,388
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   ------------
TECHNOLOGY - 11.8%
   Altera ........................................        80,400   $  1,714,128
   Amphenol, Cl A ................................        46,700      1,860,528
   CACI International, Cl A * ....................        78,400      3,760,848
   CommScope * ...................................       138,900      3,779,469
   Factset Research Systems ......................        28,400      1,789,200
   McAfee * ......................................        93,200      3,513,640
   Sybase * ......................................        85,400      3,473,218
   Total System Services .........................       131,400      1,880,334
                                                                   ------------
                                                                     21,771,365
                                                                   ------------
UTILITIES - 7.0%
   DPL ...........................................       129,500      3,475,780
   DTE Energy ....................................        46,000      1,933,840
   Southern Union ................................       172,100      3,793,084
   Wisconsin Energy ..............................        77,900      3,812,426
                                                                   ------------
                                                                     13,015,130
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $150,837,504) ........................                  177,885,576
                                                                   ------------
SHORT-TERM INVESTMENT - 4.4%
   SEI Daily Income Trust, Government Money
      Market Fund, Cl A, 0.040% (B)
      (Cost $8,230,602) ..........................     8,230,602      8,230,602
                                                                   ------------
   TOTAL INVESTMENTS - 100.4%
      (Cost $159,068,106) + ......................                 $186,116,178
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $185,325,163.

*    NON-INCOME PRODUCING SECURITY.

(A) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIP. AT JANUARY 31, 2010, THESE SECURITIES AMOUNTED TO $9,241,862 OR 4.99% OF NET ASSETS.

(B)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

CL   - CLASS

LP   - LIMITED PARTNERSHIP

+ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $159,068,106, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $30,144,617 AND $(3,096,545), RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

AS OF JANUARY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1, IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

WHG-QH-006-0700

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 95.1%

                                                        SHARES         VALUE
                                                     -----------   ------------
CONSUMER DISCRETIONARY - 17.4%
   BJ's Wholesale Club * .........................        16,800   $    567,672
   Brink's Home Security Holdings * ..............         6,900        282,900
   Gentex ........................................        31,700        607,689
   John Wiley & Sons, Cl A .......................        13,600        567,800
   Marcus ........................................        42,700        477,386
   Regis .........................................        34,300        546,399
   Vail Resorts * ................................        14,300        481,910
   Valueclick * ..................................        54,200        501,350
   Wolverine World Wide ..........................        20,200        534,290
                                                                   ------------
                                                                      4,567,396
                                                                   ------------
CONSUMER STAPLES - 8.8%
   Casey's General Stores ........................        17,400        533,832
   Chattem * .....................................         3,000        280,380
   Diamond Foods .................................         9,100        326,872
   J&J Snack Foods ...............................        14,100        589,521
   Spartan Stores ................................        41,900        567,326
                                                                   ------------
                                                                      2,297,931
                                                                   ------------
ENERGY - 4.7%
   Approach Resources * ..........................        17,600        140,976
   Atlas Energy ..................................        18,000        544,500
   Rex Energy * ..................................        43,800        542,682
                                                                   ------------
                                                                      1,228,158
                                                                   ------------
FINANCIAL SERVICES - 13.6%
   Bancfirst .....................................         7,300        294,190
   Chemical Financial ............................        12,050        255,339
   First Niagara Financial Group .................        42,000        576,660
   Knight Capital Group, Cl A * ..................        36,900        577,116
   Stifel Financial * ............................         9,850        515,155
   Suffolk Bancorp ...............................         4,800        129,408
   Texas Capital Bancshares * ....................        38,700        652,095
   UMB Financial .................................        14,600        576,846
                                                                   ------------
                                                                      3,576,809
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                         WHG SMALLCAP VALUE FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   ------------
HEALTH CARE - 2.4%
   CryoLife * ....................................        99,000   $    622,710
                                                                   ------------
MATERIALS & PROCESSING - 9.8%
   Beacon Roofing Supply * .......................        33,600        564,480
   Kaydon ........................................        14,900        487,081
   Lennox International ..........................         7,300        279,006
   Northwest Pipe * ..............................        10,500        251,160
   Sensient Technologies .........................        21,300        552,735
   Thompson Creek Metals * .......................        37,500        435,000
                                                                   ------------
                                                                      2,569,462
                                                                   ------------
PRODUCER DURABLES - 18.5%
   AO Smith ......................................        12,300        523,734
   Astec Industries * ............................        20,100        500,289
   BE Aerospace * ................................        21,200        475,516
   Genesee & Wyoming, Cl A * .....................        16,600        489,202
   Landstar System ...............................         7,200        261,288
   Layne Christensen * ...........................         9,600        243,168
   Middleby * ....................................        10,700        482,142
   Moog, Cl A * ..................................        18,700        564,366
   Rollins .......................................        28,300        556,944
   Saia * ........................................        21,200        254,400
   Wabtec ........................................        13,200        505,956
                                                                   ------------
                                                                      4,857,005
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS - 3.1%
   Equity Lifestyle Properties ...................        11,300        546,016
   Mack-Cali Realty ..............................         8,600        280,532
                                                                   ------------
                                                                        826,548
                                                                   ------------
TECHNOLOGY - 8.3%
   Mantech International, Cl A * .................        12,300        589,293
   MKS Instruments * .............................        32,000        531,200
   Progress Software * ...........................        19,600        551,348
   Teledyne Technologies * .......................        13,400        499,284
                                                                   ------------
                                                                      2,171,125
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                         WHG SMALLCAP VALUE FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   ------------
UTILITIES - 8.5%
   Avista ........................................        27,900   $    568,602
   Cleco .........................................        21,700        562,464
   Portland General Electric .....................        28,600        557,700
   Westar Energy .................................        25,900        552,447
                                                                   ------------
                                                                      2,241,213
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $22,832,806) .........................                   24,958,357
                                                                   ------------
SHORT-TERM INVESTMENT - 4.9%
   SEI Daily Income Trust, Government Money
      Market Fund, Cl A, 0.040% (A)
      (Cost $1,292,351) ..........................     1,292,351      1,292,351
                                                                   ------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $24,125,157) + .......................                 $ 26,250,708
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $26,241,565.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

CL   - CLASS

+ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $24,125,157, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,181,000 AND $(1,055,449), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

AS OF JANUARY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1, IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

WHG-QH-009-0700

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 36.7%

                                                        SHARES         VALUE
                                                     -----------   ------------
CONSUMER DISCRETIONARY - 1.2%
   McDonald's ....................................        28,200   $  1,760,526
                                                                   ------------
CONSUMER STAPLES - 3.6%
   General Mills .................................        26,599      1,896,775
   Philip Morris International ...................        36,100      1,642,911
   Sysco .........................................        65,600      1,836,144
                                                                   ------------
                                                                      5,375,830
                                                                   ------------
ENERGY - 12.7%
   Boardwalk Pipeline Partners LP (A) ............        60,700      1,789,436
   Chevron .......................................        22,800      1,644,336
   Duncan Energy Partners LP (A) .................        73,500      1,775,025
   Energy Transfer Equity LP (A) .................       113,755      3,643,573
   Enterprise Products Partners LP (A) ...........       115,641      3,546,709
   Hugoton Royalty Trust .........................       110,400      1,834,848
   Plains All American Pipeline LP (A) ...........        26,800      1,422,812
   Sunoco Logistics Partners LP (A) ..............        26,700      1,842,834
   Williams Pipeline Partners LP (A) .............        52,400      1,472,440
                                                                   ------------
                                                                     18,972,013
                                                                   ------------
FINANCIAL SERVICES - 1.1%
   Travelers .....................................        34,000      1,722,780
                                                                   ------------
HEALTH CARE - 3.6%
   Bristol-Myers Squibb ..........................       146,200      3,561,432
   Johnson & Johnson .............................        28,800      1,810,368
                                                                   ------------
                                                                      5,371,800
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS - 2.4%
   Healthcare Realty Trust .......................        83,700      1,755,189
   Rayonier ......................................        45,600      1,912,464
                                                                   ------------
                                                                      3,667,653
                                                                   ------------
TECHNOLOGY - 1.2%
   Microchip Technology ..........................        70,800      1,827,348
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                     SHARES/FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
UTILITIES - 10.9%
   American Electric Power .......................        56,800   $  1,968,120
   AT&T ..........................................       135,900      3,446,424
   FPL Group .....................................        38,400      1,872,384
   PG&E ..........................................        84,800      3,581,952
   Southern ......................................       115,000      3,680,000
   Vodafone Group ADR ............................        80,600      1,729,676
                                                                   ------------
                                                                     16,278,556
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $49,783,572) .........................                   54,976,506
                                                                   ------------
PREFERRED STOCK - 9.6%
CONSUMER DISCRETIONARY - 2.5%
   Comcast, Ser B, 7.000% ........................       144,900      3,658,725
                                                                   ------------
FINANCIAL SERVICES - 2.0%
   Citigroup, 7.500% * ...........................        14,550      1,521,057
   JPMorgan Chase Capital XXVIII, 7.200% * (B) ...        58,200      1,501,560
                                                                   ------------
                                                                      3,022,617
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS - 2.4%
   Public Storage, Ser M, 6.625% .................       158,100      3,607,842
                                                                   ------------
UTILITIES - 2.7%
   Dominion Resources, Ser A, 8.375% .............        79,700      2,176,607
   FPL Group Capital, Ser E, 7.450% ..............        68,645      1,827,330
                                                                   ------------
                                                                      4,003,937
                                                                   ------------
   TOTAL PREFERRED STOCK
      (Cost $13,557,941) .........................                   14,293,121
                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.7%
   FHLMC
      5.500%, 07/18/16 ...........................   $ 2,250,000      2,547,457


THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
   FHLMC - continued
      3.750%, 03/27/19 ...........................   $ 3,000,000   $  2,976,009
      2.125%, 03/23/12 ...........................     2,700,000      2,758,911
   FNMA
      5.375%, 11/15/11 ...........................     2,300,000      2,484,318
      5.375%, 06/12/17 ...........................     2,750,000      3,091,767
      4.375%, 09/15/12 ...........................     2,250,000      2,422,352
      4.375%, 03/15/13 ...........................     2,000,000      2,162,968
      3.375%, 05/19/11 ...........................     2,000,000      2,073,176
      2.500%, 04/09/10 ...........................     3,000,000      3,013,365
                                                                   ------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $23,056,819) .........................                   23,530,323
                                                                   ------------
CORPORATE OBLIGATIONS - 13.5%
CONSUMER STAPLES - 0.8%
   Philip Morris International
      6.875%, 03/17/14 ...........................     1,100,000      1,268,225
                                                                   ------------
ENERGY - 2.9%
   Anadarko Petroleum
      5.950%, 09/15/16 ...........................     1,750,000      1,892,515
   BHP Billiton Finance USA
      5.500%, 04/01/14 ...........................     1,250,000      1,377,151
   Marathon Oil
      5.900%, 03/15/18 ...........................     1,000,000      1,055,378
                                                                   ------------
                                                                      4,325,044
                                                                   ------------
FINANCIAL SERVICES - 3.7%
   Bank of America
      7.625%, 06/01/19 ...........................     1,000,000      1,144,132
   Citigroup
      6.375%, 08/12/14 ...........................     1,200,000      1,273,361

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED

                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
FINANCIAL SERVICES - CONTINUED
   JPMorgan Chase
      6.300%, 04/23/19 ...........................   $ 1,500,000  $   1,658,609
   Travelers
      6.250%, 03/15/37 (B) .......................     1,550,000      1,457,553
                                                                   ------------
                                                                      5,533,655
                                                                   ------------
PRODUCER DURABLES - 2.2%
   Boeing
      6.000%, 03/15/19 ...........................     1,000,000      1,102,453
   CSX
      6.250%, 04/01/15 ...........................     2,000,000      2,241,922
                                                                   ------------
                                                                      3,344,375
                                                                   ------------
TECHNOLOGY - 3.0%
   Arrow Electronics
      6.000%, 04/01/20 ...........................     1,375,000      1,410,626
   Koninklijke Philips Electronics
      4.625%, 03/11/13 ...........................     1,200,000      1,273,163
   Oracle
      4.950%, 04/15/13 ...........................     1,700,000      1,862,170
                                                                   ------------
                                                                      4,545,959
                                                                   ------------
UTILITIES - 0.9%
   AT&T
      6.700%, 11/15/13 ...........................     1,100,000      1,256,370
                                                                   ------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $18,631,790) .........................                   20,273,628
                                                                   ------------
U.S. TREASURY OBLIGATIONS - 13.9%
   U.S. Treasury Inflationary Protection
      Securities
      2.500%, 07/15/16 ...........................     1,750,000      2,069,529
      2.125%, 01/15/19 ...........................     2,400,000      2,607,896
      1.375%, 07/15/18 ...........................     2,300,000      2,352,425
      1.250%, 04/15/14 ...........................     1,500,000      1,598,928
      0.625%, 04/15/13 ...........................     2,800,000      2,938,508
                                                                   ------------
                                                                     11,567,286
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

U.S. TREASURY OBLIGATIONS - CONTINUED

                                                     SHARES/FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
   U.S. Treasury Notes
      3.375%, 11/30/12 ...........................   $ 2,500,000   $  2,646,290
      3.375%, 11/15/19 ...........................     2,250,000      2,206,755
      3.250%, 05/31/16 ...........................     2,250,000      2,299,219
      2.625%, 05/31/10 ...........................     2,100,000      2,117,144
                                                                   ------------
                                                                      9,269,408
                                                                   ------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $19,934,926) .........................                   20,836,694
                                                                   ------------
SHORT-TERM INVESTMENT - 5.0%
   SEI Daily Income Trust, Government Money
      Market Fund, Cl A, 0.040% (C)
      (Cost $7,402,003) ..........................     7,402,003      7,402,003
                                                                   ------------
   TOTAL INVESTMENTS - 94.4%
      (Cost $132,367,051) + ......................                 $141,312,275
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $149,773,022.

*    NON-INCOME PRODUCING SECURITY.

(A) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIP. AT JANUARY 31, 2010, THESE SECURITIES AMOUNTED TO $15,492,829 OR 10.34% OF NET ASSETS.

(B)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2010.

(C)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

ADR  -  AMERICAN DEPOSITARY RECEIPT

CL   -  CLASS

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -  FEDERAL NATIONAL MORTGAGE ASSOCIATION

LP   -  LIMITED PARTNERSHIP

SER  -  SERIES

+ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $132,367,051, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $9,603,058 AND $(657,834), RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JANUARY 31, 2010 WHEN VALUING THE FUND'S INVESTMENTS:

                                       LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
                                     -----------   -----------   -------   ------------
INVESTMENTS IN SECURITIES
   COMMON STOCK                       54,976,506            --      --       54,976,506
   PREFERRED STOCK                    14,293,121            --      --       14,293,121
   U.S. GOVERNMENT AGENCY
      OBLIGATIONS                             --    23,530,323      --       23,530,323
   CORPORATE OBLIGATIONS                      --    20,273,628      --       20,273,628
   U.S. TREASURY OBLIGATIONS                  --    20,836,694      --       20,836,694
   SHORT-TERM INVESTMENT               7,402,003            --      --        7,402,003
                                     -----------   -----------     ---     ------------
TOTAL INVESTMENTS IN SECURITIES      $76,671,630   $66,640,645     $--     $141,312,275
                                     ===========   ==========      ===     ============

WHG-QH-005-0600

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 58.0%

                                                        SHARES         VALUE
                                                     -----------   ------------
CONSUMER DISCRETIONARY - 5.1%
   Comcast, Cl A .................................         7,300   $    115,559
   DIRECTV * .....................................         2,100         63,735
   eBay * ........................................         3,200         73,664
   Gap ...........................................         5,100         97,308
   Nike, Cl B ....................................           900         57,375
   Walt Disney ...................................         2,400         70,920
                                                                   ------------
                                                                        478,561
                                                                   ------------
CONSUMER STAPLES - 2.6%
   CVS/Caremark ..................................         2,100         67,977
   Philip Morris International ...................         2,200        100,122
   Sysco .........................................         2,500         69,975
                                                                   ------------
                                                                        238,074
                                                                   ------------
ENERGY - 9.6%
   Anadarko Petroleum ............................         2,200        140,316
   Apache ........................................         1,400        138,278
   Chevron .......................................         2,400        173,088
   Devon Energy ..................................         1,000         66,910
   EQT ...........................................         1,500         66,030
   Exxon Mobil ...................................         2,400        154,632
   Occidental Petroleum ..........................         1,900        148,846
                                                                   ------------
                                                                        888,100
                                                                   ------------
FINANCIAL SERVICES - 11.7%
   ACE ...........................................         2,400        118,248
   Ameriprise Financial ..........................         1,700         65,008
   Bank of America ...............................         8,300        125,994
   BlackRock .....................................           200         42,764
   Franklin Resources ............................         1,000         99,030
   JPMorgan Chase ................................         4,000        155,760
   Mastercard, Cl A ..............................           200         49,980
   MetLife .......................................         3,700        130,684
   Travelers .....................................         2,800        141,876

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   ------------
FINANCIAL SERVICES - CONTINUED
   Wells Fargo ...................................         5,500   $    156,365
                                                                   ------------
                                                                      1,085,709
                                                                   ------------
HEALTH CARE - 6.6%
   Becton Dickinson ..............................         1,000         75,370
   Bristol-Myers Squibb ..........................         3,000         73,080
   Covidien ......................................         1,400         70,784
   Johnson & Johnson .............................         1,800        113,148
   Merck .........................................         1,900         72,542
   Pfizer ........................................         8,400        156,744
   Teva Pharmaceutical Industries ADR ............         1,000         56,720
                                                                   ------------
                                                                        618,388
                                                                   ------------
MATERIALS & PROCESSING - 2.2%
   EI Du Pont de Nemours .........................         3,500        114,135
   Nucor .........................................         1,600         65,280
   Praxair .......................................           300         22,596
                                                                   ------------
                                                                        202,011
                                                                   ------------
PRODUCER DURABLES - 8.3%
   Boeing ........................................         1,100         66,660
   Cummins .......................................         1,300         58,708
   Deere .........................................         2,400        119,880
   FedEx .........................................           900         70,515
   General Electric ..............................         8,300        133,464
   Honeywell International .......................         3,500        135,240
   ITT ...........................................         1,100         53,141
   Raytheon ......................................         1,200         62,916
   Union Pacific .................................         1,200         72,600
                                                                   ------------
                                                                        773,124
                                                                   ------------
TECHNOLOGY - 7.9%
   CA ............................................         3,000         66,120
   Cisco Systems * ...............................         5,800        130,326
   Corning .......................................         6,800        122,944
   EMC * .........................................         3,900         65,013
   Intel .........................................         3,600         69,840

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                     SHARES/FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
TECHNOLOGY - CONTINUED
   International Business Machines ...............           600   $     73,434
   Microsoft .....................................         4,800        135,264
   Oracle ........................................         2,900         66,874
                                                                   ------------
                                                                        729,815
                                                                   ------------
UTILITIES - 4.0%
   AT&T ..........................................         6,300        159,768
   Dominion Resources ............................         1,900         71,174
   FPL Group .....................................         1,400         68,264
   PG&E ..........................................         1,700         71,808
                                                                   ------------
                                                                        371,014
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $4,800,164) ..........................                    5,384,796
                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.7%
   FHLMC
      5.125%, 07/15/12 ...........................   $   100,000        109,288
      4.750%, 12/08/10 ...........................        80,000         82,948
      3.750%, 03/27/19 ...........................       100,000         99,200
      2.125%, 03/23/12 ...........................       100,000        102,182
   FNMA
      5.375%, 11/15/11 ...........................       100,000        108,014
      5.375%, 06/12/17 ...........................       100,000        112,428
      5.000%, 04/15/15 ...........................        60,000         66,446
      4.375%, 09/15/12 ...........................       100,000        107,660
      4.375%, 03/15/13 ...........................       125,000        135,186
      4.250%, 08/15/10 ...........................       100,000        102,287
      3.375%, 05/19/11 ...........................       150,000        155,488
                                                                   ------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $1,135,646) ..........................                    1,181,127
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS - 12.3%

                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
ENERGY - 4.4%
   Apache
      5.250%, 04/15/13 ...........................   $    75,000   $     81,605
   BHP Billiton Finance USA
      5.500%, 04/01/14 ...........................        75,000         82,629
   General Electric
      5.000%, 02/01/13 ...........................        75,000         80,213
   Marathon Oil
      5.900%, 03/15/18 ...........................        75,000         79,153
   XTO Energy
      6.500%, 12/15/18 ...........................        75,000         86,099
                                                                   ------------
                                                                        409,699
                                                                   ------------
FINANCIAL SERVICES - 2.9%
   Ace INA Holdings
      5.600%, 05/15/15 ...........................        50,000         54,504
   Berkshire Hathaway
      5.125%, 09/15/12 ...........................        75,000         81,731
   Citigroup
      5.500%, 10/15/14 ...........................        75,000         77,250
   JPMorgan Chase
      6.300%, 04/23/19 ...........................        50,000         55,287
                                                                   ------------
                                                                        268,772
                                                                   ------------
PRODUCER DURABLES - 0.9%
   Burlington Northern Santa Fe
      5.650%, 05/01/17 ...........................        75,000         81,550
                                                                   ------------
TECHNOLOGY - 2.9%
   Koninklijke Philips Electronics
      4.625%, 03/11/13 ...........................        75,000         79,573
   Oracle
      4.950%, 04/15/13 ...........................       100,000        109,539

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED

                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
TECHNOLOGY - CONTINUED
   Vodafone Group
      4.150%, 06/10/14 ...........................   $    75,000   $     78,624
                                                                   ------------
                                                                        267,736
                                                                   ------------
UTILITIES - 1.2%
   AT&T
      6.700%, 11/15/13 ...........................        50,000         57,108
   Southern
      4.150%, 05/15/14 ...........................        50,000         52,482
                                                                   ------------
                                                                        109,590
                                                                   ------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $1,072,278) ..........................                    1,137,347
                                                                   ------------
U.S. TREASURY OBLIGATIONS - 12.5%
   U.S. Treasury Bill
      0.265%, 03/11/10(A) ........................        75,000         74,997
                                                                   ------------
   U.S. Treasury Inflationary Protection
      Securities
      2.500%, 07/15/16 ...........................        75,000         88,694
      2.125%, 01/15/19 ...........................        75,000         81,497
      1.375%, 07/15/18 ...........................       100,000        102,279
      1.250%, 04/15/14 ...........................        50,000         53,298
      0.625%, 04/15/13 ...........................       110,000        115,441
                                                                   ------------
                                                                        441,209
                                                                   ------------
   U.S. Treasury Notes
      5.125%, 05/15/16 ...........................       105,000        118,970
      4.000%, 02/15/15 ...........................       110,000        118,791
      3.625%, 08/15/19 ...........................       100,000        100,258
      3.375%, 11/30/12 ...........................       125,000        132,315
      3.375%, 11/15/19 ...........................       100,000         98,078
      2.625%, 05/31/10 ...........................        75,000         75,612
                                                                   ------------
                                                                        644,024
                                                                   ------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $1,099,848) ..........................                    1,160,230
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

SHORT-TERM INVESTMENT - 3.9%

                                                        SHARES         VALUE
                                                     -----------   ------------
   SEI Daily Income Trust, Government Money
      Market Fund, Cl A, 0.040% (B)
      (Cost $364,294) ............................       364,294   $    364,294
                                                                   ------------
   TOTAL INVESTMENTS - 99.4%
      (Cost $8,472,230) + ........................                 $  9,227,794
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $9,280,423.

*    NON-INCOME PRODUCING SECURITY.

(A)  RATE SHOWN IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

ADR   - AMERICAN DEPOSITARY RECEIPT

CL    - CLASS

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION

+ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $8,472,230, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $889,876 AND $(134,312), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JANUARY 31, 2010 WHEN VALUING THE FUND'S INVESTMENTS:

                                          LEVEL 1      LEVEL 2    LEVEL 3      TOTAL
                                        ----------   ----------   -------   ----------
INVESTMENTS IN SECURITIES
   COMMON STOCK                          5,384,796           --      --      5,384,796
   U.S. GOVERNMENT AGENCY OBLIGATIONS           --    1,181,127      --      1,181,127
   CORPORATE OBLIGATIONS                        --    1,137,347      --      1,137,347
   U.S. TREASURY OBLIGATIONS                    --    1,160,230      --      1,160,230
   SHORT-TERM INVESTMENT                   364,294           --      --        364,294
                                        ----------   ----------     ---     ----------
TOTAL INVESTMENTS IN SECURITIES         $5,749,090   $3,478,704     $--     $9,227,794
                                        ==========   ==========     ===     ==========

WHG-QH-008-0600

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: March 29, 2010